Note 12 - Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 19, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				254,785		1,698,452
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		$ 18.90		$ 18.90		$ 2.80	$ 2.96
Share-based Payment Arrangement, Noncash Expense, Total				$ 2,142,000	$ 2,083,000	$ 2,774,000	$ 2,707,000	$ 942,000
Chairman and Chief Executive Officer of OPKO [Member]
Related Party, Ownership Percentage	5.00%								5.00%
Chairman and Chief Executive Officer of OPKO [Member] | OPKO [Member]
Share-based Payment Arrangement, Noncash Expense, Total		$ 116,000	$ 59,000	$ 160,000	$ 121,000
OPKO [Member] | Consulting Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	418,977
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.80
Consulting Agreement, Term	4 years
Consulting Agreement, Term, Length of Automatic Renewal Periods	1 year
Share-based Payment Arrangement, Noncash Expense, Total						$ 142,000	$ 480,000